Taxation (Details) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
	Apr. 01, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Tax expense		€ 22.7	€ 13.9	€ 39.7	€ 28.3
Applicable tax rate	25.00%			19.00%